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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

ASA (Bermuda) Limited
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

11 Summer Street, 4th Floor             Buffalo,         New York     14209-2256
--------------------------------------------------------------------------------
Business Address         (Street)       (City)          (State)          (Zip)


13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Robert J.A. Irwin     Chairman, President & Treasurer               716-883-2428
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ ROBERT J.A. IRWIN
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                       Buffalo, New York  May 6, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $94,156
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                    FORM 13F

                                INFORMATION TABLE


----------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5          ITEM 6           ITEM 7                ITEM 8
                                                       FAIR                  INVESTMENT DIS                        VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR
NAME OF ISSUER              OF              CUSIP      VALUE    PRINCIPAL     SOLE    SHARED   OTHER  MANA-    SOLE   SHARED  NONE
                           CLASS           NUMBER     (x$1000)   AMOUNT        (A)     (B)      (C)   GERS     (A)     (B)    (C)
----------------------------------------------------------------------------------------------------------------------------------
Barrick Gold            Commmon Stock     067901108    17,491    730,000 SH   Sole                           730,000
   Corporation

Compania de Minas       Sponsored ADR     204448104    20,502    900,000 SH   Sole                           900,000
   Buenaventura

Harmony Gold            Sponsored ADR     413216300    16,898  2,166,400 SH   Sole                         2,166,400
   Mining Limited

Newmont Mining          Common            651639106    21,986    520,368 SH   Sole                           520,368
   Corporation

Placer Dome, Inc.       Common            725906101    17,279  1,065,312 SH   Sole                         1,065,312






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